Related Party Notes Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Related Party Details
Related Party Convertible Notes Payable		$ 493,450	$ 298,332
Interest Rate	6.00%
Term Minimum	0
Term Maximum	1 year
Discount		(227,203)	(277,602)
Total		$ 266,247	$ 20,730